Share-Based Compensation - Summary of the Status of the Stock Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Number of stock options outstanding, beginning balance | shares	22,370,168	19,500,000
Number of stock options outstanding, granted | shares	7,278,021	4,474,000
Number of stock options outstanding, exercised | shares	(1,945,401)	(934,682)
Number of stock options outstanding, origin house replacement awards | shares	629,275
Number of stock options outstanding, forfeited | shares	(5,845,350)	(669,150)
Number of stock options outstanding, ending balance | shares	22,486,713	22,370,168
Number of stock options outstanding, exercisable | shares	9,550,535
Weighted average exercise price, beginning balance | $ / shares	$ 3.19	$ 2.11
Weighted average exercise price, granted | $ / shares	5.04	7.48
Weighted average exercise price, exercised | $ / shares	2.12	1.37
Weighted average exercise price, origin house replacement awards | $ / shares	4.24
Weighted average exercise price, forfeited | $ / shares	2.77	2.88
Weighted average exercise price, ending balance | $ / shares	3.96	$ 3.19
Weighted average exercise price, exercisable | $ / shares	$ 3.25